UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [  ] is a restatement.
                                       [  ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      Mason Capital Management, LLC
Address:   110 East 59th Street, 30th Floor
           New York, NY 10022


Form 13F File Number: 28-10413
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      John Grizzetti
Title:     Chief Financial Officer
Phone:     (212) 771-1206


Signature, Place, and Date of Signing:

       /s/  John Grizzetti             New York, New York      November 14, 2012
-----------------------------------    ------------------      -----------------
/s/ by  John Grizzetti with Express       [City, State]             [Date]
Permission


Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0
                                               -----------

Form 13F Information Table Entry Total:            30
                                               -----------

Form 13F Information Table Value Total:        $10,616,800
                                               -----------
                                               (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                           FORM 13F INFORMATION TABLE
                           --------------------------

           Column 1                Column 2      Column 3   Column 4    Column 5            Column 6  Column 7  Column 8
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                 VOTING
                                   TITLE OF                   VALUE     SHRS OR   SH/ PUT/ INVESTMENT  OTHER   AUTHORITY
        NAME OF ISSUER              CLASS         CUSIP     (X$1000)    PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE   SHARED NONE
      ANADARKO PETE CORP             COM        032511107    159,921   2,287,206  SH          Sole              2,287,206
   BABCOCK & WILCOX CO NEW           COM        05615F102    374,275  14,694,745  SH          Sole             14,694,745
           BEAM INC                  COM        073730103    288,766   5,018,531  SH          Sole              5,018,531
            BP PLC              SPONSORED ADR   055622104    305,797   7,219,001  SH          Sole              7,219,001
         CALPINE CORP              COM NEW      131347304    119,003   6,878,798  SH          Sole              6,878,798
    CAPITAL ONE FINL CORP            COM        14040H105     82,094   1,440,000  SH          Sole              1,440,000
        CISCO SYS INC                COM        17275R102    247,624  12,964,605  SH          Sole             12,964,605
        CIT GROUP INC              COM NEW      125581801    334,463   8,491,061  SH          Sole              9,366,112
 CLEAR CHANNEL OUTDOOR HDLGS         CL A       18451C109     30,336   5,072,946  SH          Sole              5,072,946
          COPART INC                 COM        217204106     55,238   1,992,002  SH          Sole              1,992,002
  ENERGY TRANSFER EQUITY LP     COM UT LTD PTN  29273V100    338,913   7,489,085  SH          Sole              2,868,416
  ENERGY TRANSFER PRTNRS LP      UNIT LTD PTN   29273R109     74,868   1,758,713  SH          Sole              1,558,713
 FIDELITY NATIONAL FINANCIAL         CL A       31620R105     84,338   3,942,850  SH          Sole              3,942,850
FORTUNE BRANDS HOME & SEC INC        COM        34964C106    245,511   9,089,650  SH          Sole              9,089,650
    GOLDEN ENTERPRISES INC           COM        381010107      1,499     440,875  SH          Sole                440,875
         HUBBELL INC                 CL A       443510102     36,586     493,933  SH          Sole                493,933
         HUBBELL INC                 CL B       443510201     91,673   1,135,416  SH          Sole              1,135,416
     JPMORGAN CHASE & CO             COM        46625H100    326,911   8,075,872  SH          Sole              8,075,872
      LIBERTY MEDIA CORP        LIB CAP COM A   530322106    109,394   1,051,055  SH          Sole              1,051,055
          NEWS CORP                  CL A       65248E104    346,016  14,117,360  SH          Sole             14,117,360
          NEXEN INC                  COM        65334H102    190,050   7,500,000  SH          Sole              7,500,000
        NRG ENERGY INC             COM NEW      629377508    164,251   7,678,892  SH          Sole              7,678,892
    TURQUOISE HILL RES LTD           COM        900435108    139,944  16,502,835  SH          Sole             16,502,835
    TYCO INTERNATIONAL LTD           COM        041872896    184,010   6,715,689  SH          Sole              6,715,689
           YPF S.A.             SPON ADR CL D   984245100    161,312  12,408,653  SH          Sole             12,408,653
         VERISIGN INC         SDCV 3.25% 8/1/37 92343EAD4    300,544 196,165,000  PRN         Sole            196,165,000
            BP PLC              SPONSORED ADR   055622904    211,800   5,000,000  SH  CALL    Sole              5,000,000
       SPDR GOLD TRUST               ETF        78463V907  4,081,233  26,298,300  SH  CALL    Sole             26,298,300
  ISHARES FTSE CHINA 25 IDX          ETF        464287954    914,648  28,143,000  SH  PUT     Sole             28,143,000
     BANK OF AMERICA CORP            COM        060505904    176,600  20,000,000  SH  CALL    Sole             20,000,000